COMBINED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Rental income, net	$ 291,962	$ 287,794	$ 285,998
Income from investments in direct financing leases and loans	3,400	3,813	4,516
Interest and other income	2	25	23
Total revenues	295,364	291,632	290,537
Expenses:
Depreciation and amortization	100,381	93,187	98,374
General, administrative and professional fees	22,412	22,552	18,643
Merger-related expenses and deal costs	1,547	0	565
Other	13,183	1,368	187
Total expenses	137,523	117,107	117,769
Income before real estate dispositions and noncontrolling interest	157,841	174,525	172,768
Loss on real estate dispositions	(61)	(15)	(28)
Net income	157,780	174,510	172,740
Net income attributable to noncontrolling interest	185	220	319
Net income attributable to common stockholders	$ 157,595	$ 174,290	$ 172,421